Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2018
Federal Home Loan Banks [Abstract]
Summary of Net Income Per Share

Net income per share:

	Year ended March 31, 2018			Year ended March 31, 2017			Year ended March 31, 2016
	Net income			Net income			Net income
	attributable to Taro	Shares	Per Share	attributable to Taro	Shares	Per Share	attributable to Taro	Shares	Per Share
	(numerator)	(denominator)	Amount	(numerator)	(denominator)	Amount	(numerator)	(denominator)	Amount
Basic EPS	$211,150	40,155,087	$5.26	$456,356	41,300,797	$11.05	$540,932	42,832,241	$12.62
Diluted EPS	$211,150	40,155,087	$5.26	$456,356	41,300,797	$11.05	$540,932	42,832,241	$12.62